Loans (Loan Portfolio By Class According To Credit Quality Indicatiors) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
SBA loans held to maturity	$ 58,593	$ 64,175
SBA 504 loans	41,438	55,108
Commercial loans	301,564	283,104
SBA, SBA 504, and commercial loans	401,595	402,387
Residential mortgage loans	132,094	134,090
Consumer loans	46,410	48,447
Total Loans	587,036	592,592
Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	24,043	26,542
Total Loans	24,043	26,542
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	264,439	246,824
Total Loans	264,439	246,824
Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	13,082	9,738
Total Loans	13,082	9,738
Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	125,232	123,843
Total Loans		123,843
Residential Construction Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans		2,205
Total Loans	125,232	2,205
Residential Purchased Mortgages Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	6,862	8,042
Total Loans	6,862	8,042
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	45,152	46,935
Total Loans	45,152	46,935
Consumer other [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	1,258	1,512
Total Loans	1,258	1,512
Residential Mortgage And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	178,504	182,537
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
SBA loans held to maturity	45,680	41,901
SBA 504 loans	28,726	39,566
Commercial loans	262,583	216,856
SBA, SBA 504, and commercial loans	336,989	298,323
Pass [Member] | Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	20,187	20,921
Pass [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	229,516	187,680
Pass [Member] | Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	12,880	8,255
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
SBA loans held to maturity	4,376	8,900
SBA 504 loans	5,860	5,543
Commercial loans	32,604	51,274
SBA, SBA 504, and commercial loans	42,840	65,717
Special Mention [Member] | Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,669	1,160
Special Mention [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	30,733	49,231
Special Mention [Member] | Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	202	883
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
SBA loans held to maturity	8,537	13,374
SBA 504 loans	6,852	9,999
Commercial loans	6,377	14,974
SBA, SBA 504, and commercial loans	21,766	38,347
Substandard [Member] | Commercial other [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,187	4,461
Substandard [Member] | Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	4,190	9,913
Substandard [Member] | Commercial real estate construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		600
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	126,583	128,053
Consumer loans	46,093	48,179
Performing Financing Receivable [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	122,711	122,012
Performing Financing Receivable [Member] | Residential Construction Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans		36
Performing Financing Receivable [Member] | Residential Purchased Mortgages Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	3,872	6,005
Performing Financing Receivable [Member] | Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	44,844	46,676
Performing Financing Receivable [Member] | Consumer other [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	1,249	1,503
Performing Financing Receivable [Member] | Residential Mortgage And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	172,676	176,232
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	5,511	6,037
Consumer loans	317	268
Nonperforming Financing Receivable [Member] | Residential mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	2,521	1,831
Nonperforming Financing Receivable [Member] | Residential Construction Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans		2,169
Nonperforming Financing Receivable [Member] | Residential Purchased Mortgages Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Residential mortgage loans	2,990	2,037
Nonperforming Financing Receivable [Member] | Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	308	259
Nonperforming Financing Receivable [Member] | Consumer other [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer loans	9	9
Nonperforming Financing Receivable [Member] | Residential Mortgage And Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 5,828	$ 6,305